Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Calculation of Basic and Diluted Loss Per Share (Details) (10-K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net loss	$ 35,602,297	$ (67,655,332)	$ (3,453,338)	$ (11,360,914)	$ (6,961,458)	$ (19,647,723)	$ (35,506,373)	$ (37,970,095)	$ (44,864,462)	$ (14,478,157)
Deemed dividend related to price protection				981,548			18,696,012	981,548	981,548
Net loss attributable to common shareholders (basic and diluted)	$ 35,602,297			$ (12,342,462)			$ (54,202,385)	$ (38,951,643)	$ (45,846,010)	$ (14,478,157)